GENERAL (Schedule of Revenues and Earnings of U.S. Quartz Products, Inc.) (Details) (U.S. Quartz Products, Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
U.S. Quartz Products, Inc. [Member]
Business Acquisition [Line Items]
Revenues	$ 46,843
Net income	$ (511)